BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Prepaid of value added tax	$ 0.3	$ 0.3